Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative 1 [Line Items]
Derivative financial assets	$ 186,435	$ 131,728
Derivative financial liabilities	180,678	140,707
Notional amounts related to derivative financial assets and liabilities	12,616,800	10,337,600
Other notional amounts	17,222,800	14,028,400
Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	42,100	35,300
Derivative financial liabilities	36,600	32,800
Notional amounts related to derivative financial assets and liabilities	3,649,800	2,471,700
Other notional amounts	16,843,500	13,749,000
Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	3,100	1,800
Derivative financial liabilities	3,700	1,600
Notional amounts related to derivative financial assets and liabilities	143,800	93,100
Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	101,100	65,400
Derivative financial liabilities	94,600	71,700
Notional amounts related to derivative financial assets and liabilities	7,216,100	6,367,100
Other notional amounts	268,800	179,600
Equity / index
Derivative 1 [Line Items]
Derivative financial assets	36,900	27,300
Derivative financial liabilities	42,700	32,900
Notional amounts related to derivative financial assets and liabilities	1,364,800	1,191,100
Other notional amounts	93,300	84,300
Commodities
Derivative 1 [Line Items]
Derivative financial assets	2,600	1,600
Derivative financial liabilities	2,200	1,300
Notional amounts related to derivative financial assets and liabilities	155,400	128,600
Other notional amounts	17,100	15,500
Other
Derivative 1 [Line Items]
Derivative financial assets	600	300
Derivative financial liabilities	800	400
Notional amounts related to derivative financial assets and liabilities	86,900	86,000
of which: forwards | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	100	100
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	92,900	114,000
Other notional amounts	851,500	1,061,400
of which: forwards | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	36,900	15,600
Derivative financial liabilities	32,300	18,900
Notional amounts related to derivative financial assets and liabilities	2,268,300	1,881,700
of which: forwards | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	27,300	31,500
of which: swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	27,100	23,000
Derivative financial liabilities	20,300	18,200
Notional amounts related to derivative financial assets and liabilities	1,360,100	788,000
Other notional amounts	14,974,200	11,884,100
of which: swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	55,500	43,500
Derivative financial liabilities	53,500	46,700
Notional amounts related to derivative financial assets and liabilities	3,793,500	3,587,200
Other notional amounts	267,000	178,700
of which: swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	5,900	6,000
Derivative financial liabilities	8,200	8,900
Notional amounts related to derivative financial assets and liabilities	352,800	263,400
of which: swaps | Over-the-counter (OTC) contracts | Commodities
Derivative 1 [Line Items]
Derivative financial assets	900	700
Derivative financial liabilities	1,100	500
Notional amounts related to derivative financial assets and liabilities	58,300	44,800
of which: options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	14,700	12,100
Derivative financial liabilities	16,100	14,400
Notional amounts related to derivative financial assets and liabilities	2,189,100	1,569,400
of which: options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	8,600	6,200
Derivative financial liabilities	8,700	6,100
Notional amounts related to derivative financial assets and liabilities	1,145,200	892,600
of which: options | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	4,400	2,800
Derivative financial liabilities	8,300	5,900
Notional amounts related to derivative financial assets and liabilities	226,100	193,400
of which: options | Over-the-counter (OTC) contracts | Commodities
Derivative 1 [Line Items]
Derivative financial assets	800	600
Derivative financial liabilities	400	300
Notional amounts related to derivative financial assets and liabilities	42,200	38,400
of which: options | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	100	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	7,800	200
Other notional amounts	190,300	96,100
of which: options | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	13,400	10,300
Derivative financial liabilities	13,500	10,000
Notional amounts related to derivative financial assets and liabilities	784,700	732,700
Other notional amounts	8,700	6,900
of which: futures | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative 1 [Line Items]
Other notional amounts	827,500	707,400
of which: futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Other notional amounts	84,600	77,300
of which: futures | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Other notional amounts	12,600	13,000
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	13,100	8,100
Derivative financial liabilities	12,700	8,000
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Derivative financial assets	300	200
Derivative financial liabilities	400	300
of which: credit default swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	2,800	1,600
Derivative financial liabilities	3,300	1,500
Notional amounts related to derivative financial assets and liabilities	138,700	91,400
of which: total return swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	300	100
Notional amounts related to derivative financial assets and liabilities	$ 1,000	$ 700